RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Schedule of the balance sheet location and carrying value of the Company's derivative instruments
June 30, 2013	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	13	13	73	99	(63)	36
Interest rate contracts	69	-	10	79	(10)	69
Commodity contracts	14	-	208	222	(91)	131
Other contracts	2	-	9	11	-	11
	98	13	300	411	(164)	247
Deferred amounts and other assets
Foreign exchange contracts	8	39	48	95	(75)	20
Interest rate contracts	285	-	5	290	(41)	249
Commodity contracts	11	-	63	74	(37)	37
Other contracts	2	-	2	4	-	4
	306	39	118	463	(153)	310
Accounts payable and other
Foreign exchange contracts	(2)	-	(99)	(101)	63	(38)
Interest rate contracts	(366)	-	(7)	(373)	20	(353)
Commodity contracts	(6)	-	(187)	(193)	91	(102)
	(374)	-	(293)	(667)	174	(493)
Other long-term liabilities
Foreign exchange contracts	(6)	(29)	(411)	(446)	75	(371)
Interest rate contracts	(101)	-	(7)	(108)	31	(77)
Commodity contracts	(1)	-	(483)	(484)	37	(447)
	(108)	(29)	(901)	(1,038)	143	(895)
Total net derivative asset/(liability)
Foreign exchange contracts	13	23	(389)	(353)	-	(353)
Interest rate contracts	(113)	-	1	(112)	-	(112)
Commodity contracts	18	-	(399)	(381)	-	(381)
Other contracts	4	-	11	15	-	15
	(78)	23	(776)	(831)	-	(831)

December 31, 2012	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	4	16	210	230	(101)	129
Interest rate contracts	7	-	9	16	(9)	7
Commodity contracts	9	-	119	128	(28)	100
Other contracts	3	-	6	9	-	9
	23	16	344	383	(138)	245
Deferred amounts and other assets
Foreign exchange contracts	11	79	225	315	(40)	275
Interest rate contracts	18	-	12	30	(25)	5
Commodity contracts	1	-	59	60	(32)	28
Other contracts	2	-	1	3	-	3
	32	79	297	408	(97)	311
Accounts payable and other
Foreign exchange contracts	(5)	-	(100)	(105)	101	(4)
Interest rate contracts	(673)	-	-	(673)	9	(664)
Commodity contracts	(3)	-	(294)	(297)	28	(269)
	(681)	-	(394)	(1,075)	138	(937)
Other long-term liabilities
Foreign exchange contracts	(41)	(5)	(23)	(69)	40	(29)
Interest rate contracts	(290)	-	(15)	(305)	25	(280)
Commodity contracts	(2)	-	(387)	(389)	32	(357)
	(333)	(5)	(425)	(763)	97	(666)
Total net derivative asset/(liability)
Foreign exchange contracts	(31)	90	312	371	-	371
Interest rate contracts	(938)	-	6	(932)	-	(932)
Commodity contracts	5	-	(503)	(498)	-	(498)
Other contracts	5	-	7	12	-	12
	(959)	90	(178)	(1,047)	-	(1,047)

Schedule of the maturity and notional principal or quantity outstanding related to the Company's derivative instruments

June 30, 2013	2013	2014	2015	2016	2017	2018	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	955	468	25	25	413	2	4
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,120	2,402	2,751	2,323	2,557	1,649	3,771
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	4	-	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	1,408	3,613	3,487	3,179	2,870	150	53
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,273	3,861	1,776	1,168	-	-	-
Equity contracts (millions of Canadian dollars)	41	38	38	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	26	41	11	10	11	3	-
Commodity contracts - crude oil (millions of barrels)	10	36	29	23	18	9	-
Commodity contracts - NGL (millions of barrels)	3	3	-	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	51	55	5	20	40	30	16

December 31, 2012	2013	2014	2015	2016	2017	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	558	468	25	25	413	6
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,088	2,402	2,751	2,323	2,557	158
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	6	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,644	3,591	3,455	3,157	2,841	171
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,590	3,055	1,760	1,142	-	-
Equity contracts (millions of Canadian dollars)	39	36	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	55	19	10	10	11	3
Commodity contracts - crude oil (millions of barrels)	37	38	29	23	18	9
Commodity contracts - NGL (millions of barrels)	1	2	-	-	-	-
Commodity contracts - power (MWH)	51	67	48	63	83	66

Schedule of effect of cash flow hedges and net investment hedges on the Company's consolidated earnings and consolidated comprehensive income, before the effect of income taxes
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	33	(10)	47	9
Interest rate contracts	710	(369)	789	(189)
Commodity contracts	17	89	17	81
Other contracts	(3)	1	(1)	-
Net investment hedges
Foreign exchange contracts	(45)	(21)	(67)	(18)
	712	(310)	785	(117)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	(3)	(1)	(3)	(1)
Interest rate contracts[2]	33	10	46	24
Commodity contracts[3]	(4)	(5)	(4)	(3)
	26	4	39	20
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2]	(15)	4	23	4
Commodity contracts[3]	(1)	(3)	(2)	(5)
	(16)	1	21	(1)

1            Reported within Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Commodity costs in the Consolidated Statements of Earnings.

Schedule of unrealized gains and losses associated with changes in the fair value of the Company's non-qualifying derivatives
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Foreign exchange contracts[1]	(508)	(76)	(701)	(61)
Interest rate contracts[2]	(1)	1	(5)	(1)
Commodity contracts[3]	157	(239)	104	(442)
Other contracts[4]	(2)	5	4	5
Total unrealized derivative fair value loss	(354)	(309)	(598)	(499)

1            Reported within Transportation and other services revenues and Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments
	June 30, 2013	December 31, 2012
(millions of Canadian dollars)
Canadian financial institutions	304	306
United States financial institutions	214	129
European financial institutions	180	244
Other[1]	117	128
	815	807

1            Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value
June 30, 2013	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	99	-	99
Interest rate contracts	-	79	-	79
Commodity contracts	3	97	122	222
Other contracts	-	11	-	11
	3	286	122	411
Long-term derivative assets
Foreign exchange contracts	-	95	-	95
Interest rate contracts	-	290	-	290
Commodity contracts	-	60	14	74
Other contracts	-	4	-	4
	-	449	14	463
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(101)	-	(101)
Interest rate contracts	-	(373)	-	(373)
Commodity contracts	(5)	(121)	(67)	(193)
	(5)	(595)	(67)	(667)
Long-term derivative liabilities
Foreign exchange contracts	-	(446)	-	(446)
Interest rate contracts	-	(108)	-	(108)
Commodity contracts	-	(336)	(148)	(484)
	-	(890)	(148)	(1,038)
Total net financial asset/(liability)
Foreign exchange contracts	-	(353)	-	(353)
Interest rate contracts	-	(112)	-	(112)
Commodity contracts	(2)	(300)	(79)	(381)
Other contracts	-	15	-	15
	(2)	(750)	(79)	(831)

December 31, 2012	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	230	-	230
Interest rate contracts	-	16	-	16
Commodity contracts	3	7	118	128
Other contracts	-	9	-	9
	3	262	118	383
Long-term derivative assets
Foreign exchange contracts	-	315	-	315
Interest rate contracts	-	30	-	30
Commodity contracts	-	51	9	60
Other contracts	-	3	-	3
	-	399	9	408
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(105)	-	(105)
Interest rate contracts	-	(673)	-	(673)
Commodity contracts	(9)	(212)	(76)	(297)
	(9)	(990)	(76)	(1,075)
Long-term derivative liabilities
Foreign exchange contracts	-	(69)	-	(69)
Interest rate contracts	-	(305)	-	(305)
Commodity contracts	-	(314)	(75)	(389)
	-	(688)	(75)	(763)
Total net financial asset/(liability)
Foreign exchange contracts	-	371	-	371
Interest rate contracts	-	(932)	-	(932)
Commodity contracts	(6)	(468)	(24)	(498)
Other contracts	-	12	-	12
	(6)	(1,017)	(24)	(1,047)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

June 30, 2013	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price
(fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	3	Forward gas price	3.30	4.27	3.81	$/mmbtu[3]
Crude	10	Forward crude price	68.66	116.46	98.15	$/barrel
NGL	24	Forward NGL price	0.24	1.99	1.21	$/gallon
Power	(133)	Forward power price	40.50	95.50	58.73	$/MWH
Commodity contracts - physical[1]
Natural gas	(17)	Forward gas price	2.89	5.45	3.84	$/mmbtu[3]
Crude	15	Forward crude price	69.70	116.20	97.47	$/barrel
NGL	12	Forward NGL price	0.02	2.49	1.37	$/gallon
Power	(1)	Forward power price	30.74	39.91	33.06	$/MWH
Commodity options[2]
Natural gas	1	Option volatility	29%	36%	31%
NGL	7	Option volatility	25%	108%	47%
	(79)

1            Financial and physical forward commodity contracts are valued using a market approach valuation technique.

2            Commodity options contracts are valued using an option model valuation technique.

3            One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

	Six months ended June 30,
	2013	2012
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	(24)	32
Total gains/(loss)
Included in earnings[1]	(74)	65
Included in OCI	11	50
Settlements	8	(6)
Level 3 net derivative asset/(liability) at end of period	(79)	141

1            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.